Summary of reconciliation of combined canadian federal and provincial income tax rate to income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
(Loss) Profit before tax	$ (10,348)	$ (15,225)	$ (4,370)
Combined Canadian federal and provincial statutory income tax rate	26.50%	26.50%	23.00%
Expected tax expense at the Canadian combined federal and statutory tax rate	$ (2,742)	$ (4,035)	$ (1,006)
Non-deductible expenses	396	215	45
Change in unrecognized deductible temporary differences	2,977	3,998	28
Change in tax rates and rate differences	29	(328)	70
Expiration of tax attributes	(38)	214
Prior period adjustments	(103)	15	(22)
Other	(509)	5
Income tax (benefit) expense	$ 10	$ 84	$ (885)